Consolidated Statements of Changes in Equity (Deficit) (Parenthetical) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Fair value changes in available-for-sale equity security, tax effect	$ (351)	$ (155)	$ 1,122
Issuance of new shares, related expenses
Changes in ownership interest in a subsidiary without loss of control, tax effect	$ 4,474